MASSMUTUAL SELECT FUNDS

MassMutual Select Small Company Value Fund

Supplement dated March 1, 2018 to the

Prospectus dated February 1, 2018 and the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on or about March 1, 2018, the information related to Kenneth Masse, CFA for the MassMutual Select Small Company Value Fund found under the heading Portfolio Managers in the section titled Management (Page 76 of the Prospectus), is hereby removed.

Effective on or about March 1, 2018, the information related to Kenneth Masse, CFA of Invesco Advisers, Inc. found on page 131 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds, is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-18-02

SCV-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated March 1, 2018 to the

Statement of Additional Information dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective on or about March 1, 2018, the information related to Kenneth Masse, CFA found on page B-317 for Invesco Advisers, Inc. under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-18-02